DEBT - Business Loan and Security Agreement (Details) - Business Loan and Security Agreement				1 Months Ended
	Oct. 27, 2025 USD ($) installment	Oct. 07, 2025 USD ($)	Oct. 01, 2025 USD ($)	Oct. 31, 2025 USD ($) agreement	Oct. 23, 2025 USD ($)
DEBT
Number of debt instrument agreements | agreement				2
Principal amount		$ 160,160	$ 230,160	$ 390,000	$ 250,000
Amount of non-cash expense for the original issuance discount		$ 17,160	$ 24,660
Percentage rate of the original issue discount		12.00%	12.00%
Maximum borrowing capacity	$ 43,100
Amount borrowed	$ 42,000
Periodic payment, number of installments | installment	12